ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BALANCED FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 64.8%
CONSUMER DISCRETIONARY 6.8%
Auto Components 0.2%
Autoliv GDR (SEK)	71,100	4,046
GKN ADR (GBP)	222,107	1,284
		5,330
Automobiles 0.6%
Bayerische Motoren Werke (EUR)	58,492	3,227
GM (1)	133,781	2,846
Honda (JPY) (1)	25,000	1,551
Honda ADR	42,000	1,300
Toyota Motor (JPY)	135,400	7,410
		16,334
Distributors 0.2%
Genuine Parts (1)	83,858	3,675
Pacific Brands (AUD)	357,848	613
		4,288
Hotels, Restaurants & Leisure 0.6%
Carnival	147,883	7,005
Hilton	102,318	2,605
McDonald's	159,803	5,491
Starbucks (2)	40,300	1,517
		16,618
Household Durables 0.4%
Fortune Brands	40,920	3,299
Goldcrest Company (JPY)	35,620	1,722
Persimmon (GBP)	60,838	1,405
Philips Electronics (EUR) (1)	39,211	1,328
Sony (JPY) (1)	84,600	3,924
		11,678
Internet & Catalog Retail 0.1%
Expedia (2)	60,331	1,223
		1,223
Leisure Equipment & Products 0.2%
Hasbro	81,811	1,726
Nikon (JPY) (1)	118,000	2,119
		3,845
Media 2.5%
Aegis Group (GBP)	1,117,781	2,659
CBS, Class A (1)	4,075	98
Clear Channel Communications	102,312	2,968
Comcast, Class A (2)	350,764	9,176
Discovery Holding, Series A (1)(2)	20,000	300
Disney	370,981	10,347
EchoStar Communications, Class A (2)	96,300	2,876
Gannett	28,235	1,692
Liberty Media, Class A (2)	529,900	4,350
Live Nation (2)	12,789	254
McGraw-Hill	146,922	8,466
Omnicom	42,022	3,498
Publicis (EUR) (1)	115,100	4,499
Time Warner	296,156	4,972
Tribune	40,951	1,123
Viacom, Class A (1)(2)	4,075	158
Viacom, Class B (2)	155,278	6,025
WPP Group (GBP)	202,371	2,430
WPP Group ADR (1)	18,400	1,104
		66,995
Multiline Retail 0.7%
Lotte Shopping GDR (2)(3)	52,400	1,057
Marui (JPY)	54,100	1,071
Target	330,590	17,194
		19,322
Specialty Retail 1.1%
CarMax (2)	55,192	1,804
Esprit Holdings (HKD)	225,500	1,755
GAP	212,030	3,961
Home Depot	318,128	13,457
RadioShack	81,824	1,573
Staples	81,577	2,082
TJX	148,078	3,675
		28,307
Textiles, Apparel, & Luxury Goods 0.2%
Adidas-Salomon (EUR)	11,485	2,275
Nike, Class B	21,200	1,804
		4,079
Total Consumer Discretionary		178,019
CONSUMER STAPLES 5.4%
Beverages 1.2%
Anheuser-Busch	100,360	4,292
Cia Cervecerias Unidas ADR (1)	35,400	881
Coca-Cola	234,560	9,821
Diageo (GBP)	214,438	3,381
Kirin Brewery ADR (JPY) (1)	190,000	2,591
PepsiCo	178,379	10,309
		31,275
Food & Staples Retailing 2.1%
Casino Guichard-Perrachon (EUR) (1)	19,213	1,346
Coles Myer (AUD) (1)	274,299	2,103
Costco Wholesale	121,864	6,600
CVS	102,278	3,055
Kroger (2)	228,024	4,643
Matsumotokiyoshi (JPY) (1)	49,200	1,411
METRO (EUR)	82,434	4,233
Organizacion Soriana, Series B (MXN) (1)(2)	153,000	648
Sysco	128,867	4,130
Tesco (GBP)	464,710	2,667
Wal-Mart	370,775	17,515
Wal-Mart de Mexico, Series V (MXN) (2)	566,000	1,496
Walgreen	106,038	4,573
		54,420
Food Products 0.5%
Campbell Soup	82,850	2,684
General Mills	74,159	3,759
Goodman Fielder (AUD) (2)	349,700	546
Nestle (CHF) (1)	17,921	5,324
RHM (GBP)	239,944	1,130
Unilever (GBP)	129,198	1,324
		14,767
Household Products 1.2%
Colgate-Palmolive	68,822	3,930
Kimberly-Clark	77,105	4,457
Procter & Gamble	386,941	22,295
		30,682
Tobacco 0.4%
Altria Group	164,495	11,656
		11,656
Total Consumer Staples		142,800
ENERGY 6.4%
Energy Equipment & Services 1.5%
Baker Hughes	81,906	5,602
BJ Services	201,460	6,970
FMC Technologies (2)	73,947	3,788
Grant Prideco (2)	56,100	2,403
Halliburton	57,122	4,171
Saipem (EUR)	95,578	2,215
Schlumberger	105,023	13,293
Transocean (2)	2	—
		38,442
Oil, Gas & Consumable Fuels 4.9%
BP (GBP)	417,148	4,796
BP ADR	236,064	16,274
Chevron	227,489	13,188
China Shenhua Energy (HKD) (2)	710,500	1,245
ConocoPhillips	102,358	6,464
Eni S.p.A. (EUR)	86,593	2,468
Eni S.p.A. ADR	30,150	1,718
ExxonMobil	701,353	42,684
Murphy Oil	204,660	10,196
Nippon Mining (JPY)	108,000	913
Oil Search (AUD)	592,577	1,677
Petroleo Brasileiro ADR (1)	48,800	3,897
Royal Dutch Shell, Series B (GBP)	43,248	1,408
Royal Dutch Shell ADR	30,701	1,911
Royal Dutch Shell ADR, Class B (1)	63,077	4,109
Statoil ASA (NOK)	448,465	12,943
Total (EUR)	11,935	3,154
		129,045
Total Energy		167,487
FINANCIALS 14.7%
Capital Markets 2.7%
Ameriprise Financial	36,006	1,622
Close Brothers Group (GBP)	62,334	1,156
Franklin Resources	100,238	9,446
Goldman Sachs	80,495	12,635
Lehman Brothers	51,143	7,392
Macquarie Bank (AUD)	47,206	2,187
Mellon Financial	176,543	6,285
Morgan Stanley	209,247	13,145
State Street	200,485	12,115
UBS (CHF)	37,839	4,160
		70,143
Commercial Banks 5.2%
ABN AMRO (EUR)	79,717	2,394
Allied Irish Banks (EUR)	45,360	1,085
Australia & New Zealand Banking (AUD)	132,948	2,524
Australia & New Zealand Banking ADR (1)	20,200	1,917
Banco Santander Central Hispano (EUR)	332,023	4,856
Bank of America	515,699	23,485
Bank of Fukuoka (JPY) (1)	208,000	1,758
Barclays (GBP)	554,766	6,498
Barclays ADR (1)	6,500	304
BNP Paribas (EUR) (1)	64,786	6,027
DBS Group (SGD)	260,000	2,623
EFG International (CHF) (1)(2)	53,300	1,473
Fifth Third Bancorp	96,800	3,810
Grupo Financiero Banorte (MXN)	1,334,688	3,172
HBOS (GBP)	164,828	2,755
Mitsubishi UFJ Financial (JPY)	452	6,925
NORDEA (SEK)	438,319	5,431
Royal Bank of Scotland (GBP)	206,155	6,716
S-E-Banken (SEK) (1)	142,187	3,533
Societe Generale (EUR)	13,098	1,973
Sumitomo Trust & Banking (JPY)	475,000	5,506
Svenska Handelsbanken, Series A (SEK) (1)	138,434	3,858
The Bank of Yokohama (JPY)	377,000	3,093
U.S. Bancorp	491,457	14,989
UniCredito Italiano (EUR)	507,949	3,678
Wachovia	230,724	12,932
Westpac Bank (AUD)	186,441	3,182
		136,497
Consumer Finance 0.4%
American Express	180,031	9,461
SLM Corporation	35,200	1,828
		11,289
Diversified Financial Services 2.2%
Babcock & Brown (AUD)	157,209	2,084
Banca Italease (EUR) (2)	58,123	2,873
Citigroup	736,283	34,775
ING Groep, GDS (EUR)	73,579	2,912
JPMorgan Chase	300,611	12,517
Moody's	28,846	2,061
		57,222
Insurance 2.7%
American International Group	384,380	25,404
Aviva (GBP)	158,445	2,203
AXA (EUR)	86,910	3,055
CNP Assurances (EUR)	29,686	2,998
Friends Provident (GBP)	508,457	1,844
Genworth Financial, Class A	124,954	4,177
Insurance Australia (AUD)	447,238	1,753
Marsh & McLennan	114,084	3,349
Mitsui Sumitomo Insurance (JPY)	142,000	1,935
Prudential Financial	65,449	4,962
QBE Insurance (AUD)	176,594	2,768
SAFECO	51,156	2,568
St. Paul Travelers Companies	251,126	10,495
Toro Assicurazioni (EUR)	101,047	2,165
UnumProvident (1)	150,000	3,072
		72,748
Real Estate 0.7%
China Overseas Land & Investment (HKD)	3,376,000	2,306
Equity Office Properties, REIT	163,686	5,496
GPT Group, Equity Units (AUD)	240,322	711
Mirvac Group (AUD) (1)	155,043	472
ProLogis, REIT	180,450	9,654
		18,639
Thrifts & Mortgage Finance 0.8%
Bradford Bingley (GBP)	258,306	2,243
Countrywide Credit	159,359	5,848
Fannie Mae	88,886	4,569
Freddie Mac	55,444	3,382
Hypo Real Estate Holding (EUR)	27,796	1,909
Radian	51,149	3,082
		21,033
Total Financials		387,571
HEALTH CARE 7.0%
Biotechnology 0.4%
Amgen (2)	133,981	9,747
CSL Limited (AUD)	29,184	1,144
		10,891
Health Care Equipment & Supplies 0.9%
Baxter International	114,047	4,426
Becton, Dickinson	61,382	3,780
Boston Scientific (2)	201,670	4,648
Guidant	43,375	3,386
Medtronic	143,566	7,286
		23,526
Health Care Providers & Services 1.7%
Aetna	137,082	6,736
Alliance UniChem (GBP)	54,590	851
Cardinal Health	99,073	7,383
Celesio (EUR)	17,937	1,700
Health Management	83,114	1,793
Medco (2)	59,990	3,432
UnitedHealth Group	402,178	22,466
		44,361
Pharmaceuticals 4.0%
Abbott Laboratories	144,928	6,155
Bristol Myers Squibb	158,281	3,895
Eisai (JPY) (1)	35,500	1,550
Eli Lilly	102,292	5,657
Forest Laboratories (2)	51,118	2,281
GlaxoSmithKline (GBP)	64,784	1,696
GlaxoSmithKline ADR (1)	262,979	13,756
Johnson & Johnson	259,492	15,367
Kobayashi Pharmaceutical (JPY) (1)	45,800	1,633
Merck	200,536	7,065
Novartis (CHF)	143,156	7,967
Pfizer (1)	600,261	14,959
Sanofi-Aventis (EUR) (1)	60,738	5,787
Schering-Plough	204,560	3,885
Takeda Chemical Industries (JPY)	47,500	2,713
Wyeth	215,658	10,464
		104,830
Total Health Care		183,608
INDUSTRIALS & BUSINESS SERVICES 8.3%
Aerospace & Defense 1.4%
Boeing	98,104	7,645
General Dynamics	60,000	3,839
Honeywell International	181,969	7,783
Lockheed Martin	138,878	10,434
Qinetiq (GBP) (2)	245,000	832
Rolls-Royce (GBP) (2)	199,817	1,592
Rolls-Royce, Class B (GBP)	10,750,154	19
United Technologies	98,992	5,738
		37,882
Air Freight & Logistics 0.3%
UPS, Class B	94,071	7,467
Yamato Transport (JPY) (1)	79,000	1,621
		9,088
Airlines 0.1%
Qantas Airways (AUD)	220,317	559
Southwest Airlines	156,100	2,808
		3,367
Building Products 0.1%
Masco (1)	102,091	3,317
		3,317
Commercial Services & Supplies 0.3%
Downer EDI (AUD)	199,763	1,269
Waste Management	180,333	6,366
		7,635
Construction & Engineering 0.3%
Acciona (EUR) (1)	51,192	7,988
		7,988
Electrical Equipment 0.1%
Sumitomo Electric Industries (JPY) (1)	102,700	1,630
		1,630
Industrial Conglomerates 2.8%
DCC (EUR)	170,359	3,970
GE	1,576,171	54,819
Hutchison Whampoa (HKD)	118,000	1,080
Sembcorp (SGD)	1,110,060	2,405
Tomkins (GBP)	182,302	1,066
Tyco International	371,455	9,985
		73,325
Machinery 1.7%
Cargotec (EUR)	99,300	4,074
Caterpillar	76,195	5,471
Danaher (1)	196,618	12,495
Deere	134,575	10,638
Fanuc (JPY)	28,100	2,710
Illinois Tool Works	39,400	3,795
ITT Industries	78,944	4,438
		43,621
Marine 0.1%
Nippon Yusen (JPY) (1)	377,000	2,307
		2,307
Road & Rail 0.8%
Arriva (GBP)	227,803	2,439
CSX	71,058	4,249
Landstar Systems	163,630	7,219
Union Pacific	80,825	7,545
		21,452
Trading Companies & Distributors 0.2%
Mitsubishi Corporation (JPY) (1)	230,000	5,246
		5,246
Transportation Infrastructure 0.1%
Hopewell Holdings (HKD)	323,000	937
Macquarie Infrastructure, Equity Units (AUD)	291,440	795
		1,732
Total Industrials & Business Services		218,590
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 1.1%
Cisco Systems (2)	433,375	9,391
Motorola	284,971	6,529
Nokia (EUR) (1)	297,859	6,175
Nokia ADR	55,100	1,142
QUALCOMM	89,995	4,555
Uniden (JPY) (1)	38,000	610
		28,402
Computers & Peripherals 1.4%
Acer (TWD)	141,000	259
Dell (2)	385,760	11,480
Hewlett-Packard	302,521	9,953
Hitachi Maxell (JPY)	58,700	973
IBM	147,404	12,156
Toshiba (JPY) (1)	574,000	3,342
		38,163
Electronic Equipment & Instruments 0.3%
Flextronics (2)	184,057	1,905
Hamamatsu Photonics (JPY) (1)	40,500	1,255
Jabil Circuit (2)	124,552	5,338
		8,498
Internet Software & Services 0.2%
IAC/InterActiveCorp (1)(2)	60,331	1,778
VeriSign (2)	132,943	3,189
		4,967
IT Services 0.7%
Accenture, Class A	65,800	1,979
Automatic Data Processing	134,574	6,147
DST Systems (1)(2)	51,144	2,963
Fidelity National Information	8,900	361
First Data	25,000	1,171
Paychex	96,709	4,029
TietoEnator (EUR) (1)	60,720	2,376
		19,026
Office Electronics 0.1%
Canon (JPY)	48,000	3,183
		3,183
Semiconductor & Semiconductor Equipment 1.6%
Altera (2)	155,464	3,209
Analog Devices	152,395	5,835
Applied Materials	163,675	2,866
Intel	519,954	10,061
KLA-Tencor	61,363	2,968
Linear Technology	168,022	5,894
Maxim Integrated Products	114,055	4,237
Texas Instruments	102,251	3,320
Tokyo Electron (JPY)	30,100	2,080
Xilinx	51,566	1,313
		41,783
Software 2.3%
Adobe Systems (2)	204,546	7,142
Electronic Arts (2)	30,680	1,679
Intuit (2)	171,006	9,096
Microsoft	1,071,528	29,156
Oracle (2)	743,158	10,174
Symantec (2)	132,195	2,225
		59,472
Total Information Technology		203,494
MATERIALS 3.6%
Chemicals 1.0%
Asahi Kasei (JPY) (1)	122,000	871
BASF (EUR)	40,427	3,175
Chemtura	55,580	655
Dow Chemical	91,111	3,699
DuPont (1)	147,018	6,206
Mitsubishi Gas Chemical (JPY)	146,000	1,784
Potash Corp./Saskatchewan	95,732	8,433
Sumitomo Bakelite (JPY) (1)	81,000	735
		25,558
Construction Materials 0.2%
Cemex (MXN)	313,100	2,040
Holcim (CHF)	21,587	1,720
		3,760
Metals & Mining 2.0%
Alcoa	171,800	5,250
Anglo American (GBP)	105,074	4,053
BlueScope Steel (AUD) (1)	567,324	2,918
Corus Group (GBP)	1,715,687	2,626
Inco (1)	204,735	10,214
Newmont Mining	61,412	3,187
Nippon Steel (JPY) (1)	1,163,000	4,514
Nucor	60,000	6,288
Phelps Dodge	66,000	5,315
Sims Group (AUD) (1)	232,900	2,923
SSAB Svenskt Stal, Series A (SEK)	106,176	5,098
ThyssenKrupp (EUR)	42,318	1,224
		53,610
Paper & Forest Products 0.4%
International Paper	253,670	8,769
MeadWestvaco	30,000	819
Weyerhaeuser	12,700	920
		10,508
Total Materials		93,436
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.4%
AT&T	258,362	6,986
Deutsche Telekom (EUR)	251,136	4,243
Telefonica (EUR)	196,002	3,081
Telus (CAD)	120,800	4,745
Telus (Non-voting shares)	143,336	5,547
Verizon Communications	364,889	12,428
		37,030
Wireless Telecommunication Services 1.0%
Alltel	91,137	5,901
America Movil ADR, Series L (1)	68,000	2,330
Bouygues (EUR)	67,611	3,598
KDDI (JPY) (1)	390	2,088
Sprint Nextel	233,738	6,040
Starhub (SGD)	831,000	1,116
Vodafone (GBP)	225,607	473
Vodafone ADR	239,700	5,010
		26,556
Total Telecommunication Services		63,586
UTILITIES 2.5%
Electric Utilities 1.5%
E.ON AG (EUR)	53,568	5,905
Entergy	83,277	5,741
Exelon	257,980	13,647
FirstEnergy	142,204	6,954
Iberdrola (EUR)	106,922	3,457
Pinnacle West Capital	51,148	2,000
TEPCO (JPY)	97,300	2,430
		40,134
Gas Utilities 0.1%
Alinta (AUD) (1)	211,336	1,662
		1,662
Independent Power Producers & Energy Traders 0.7%
Duke Energy (1)	313,403	9,136
TXU	213,000	9,534
		18,670
Multi-Utilities 0.2%
Centrica (GBP)	648,318	3,174
NiSource	153,431	3,103
		6,277
Total Utilities		66,743
Total Common Stocks (Cost $1,042,127)		1,705,334
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media (EUR)	48,702	1,270
Total Preferred Stocks (Cost $1,152)		1,270
CORPORATE BONDS 10.8%
Abbey National, 7.95%, 10/26/29	1,000,000	1,229
Alcan Aluminum, 5.00%, 6/1/15	700,000	658
Ambac Financial, 5.95%, 12/5/35	1,000,000	967
America Movil, 5.50%, 3/1/14	1,545,000	1,479
America Movil, 6.375%, 3/1/35	1,000,000	942
American Electric Power, 5.375%, 3/15/10	1,180,000	1,169
American General Finance, 5.40%, 12/1/15	1,000,000	970
Ameriprise Financial, 5.35%, 11/15/10	425,000	421
Amgen, 4.00%, 11/18/09	410,000	392
Arden Realty, 5.25%, 3/1/15	225,000	219
Associates Corporation of North America, 6.95%, 11/1/18	100,000	111
AT&T, 6.45%, 6/15/34	1,000,000	987
AT&T Broadband, 8.375%, 3/15/13	3,400,000	3,817
AT&T Wireless, 7.875%, 3/1/11	1,000,000	1,095
Baker Hughes, 6.25%, 1/15/09	1,000,000	1,024
Bank of America, 4.875%, 9/15/12	500,000	486
Bank of America, 5.25%, 2/1/07	100,000	100
Bank of America, 6.25%, 4/15/12	1,500,000	1,566
Bank of America, 6.625%, 8/1/07	3,000,000	3,056
Bank of Boston Capital Trust, 8.25%, 12/15/26	1,000,000	1,057
BB&T, 4.75%, 10/1/12	935,000	901
Bear Stearns, 3.25%, 3/25/09	1,500,000	1,418
Bear Stearns, 4.00%, 1/31/08	750,000	734
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	108
BHP Finance, 4.80%, 4/15/13	255,000	245
BHP Finance, 5.00%, 12/15/10	1,000,000	984
BNP Paribas (NY), 6.875%, 3/1/09	1,000,000	1,041
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,330
Boeing, 8.75%, 8/15/21	500,000	655
Boeing Capital, 6.10%, 3/1/11	1,000,000	1,027
Boston Properties, 5.00%, 6/1/15	100,000	94
Bottling Group, 4.625%, 11/15/12	450,000	429
Bristol-Myers Squibb, 5.75%, 10/1/11	1,000,000	1,012
British Sky Broadcasting, 8.20%, 7/15/09	1,000,000	1,078
British Telecommunications, 8.375%, 12/15/10 (4)	1,000,000	1,116
Bunge Limited Financial, 5.10%, 7/15/15	1,145,000	1,070
Burlington Northern Santa Fe, ETC, 7.33%, 6/23/10	364,200	378
Canadian National Railway, 4.25%, 8/1/09	500,000	484
Canadian Natural Resources, 6.45%, 6/30/33	500,000	516
Capital One Bank, 6.50%, 6/13/13	1,475,000	1,533
Caterpillar Financial Services, 3.10%, 5/15/07	500,000	488
Caterpillar Financial Services, 4.50%, 9/1/08	750,000	736
Caterpillar Financial Services, 5.05%, 12/1/10	1,000,000	987
Centerpoint Energy Houston, 5.70%, 3/15/13	1,000,000	1,000
Chevron Phillips Chemical, 5.375%, 6/15/07	560,000	560
Cisco Systems, 5.50%, 2/22/16	1,000,000	985
CIT Group, 4.00%, 5/8/08	100,000	97
CIT Group, 5.00%, 2/1/15	2,500,000	2,359
CIT Group, 5.40%, 1/30/16	985,000	949
Citigroup, 5.00%, 9/15/14	1,534,000	1,471
Citigroup, 6.50%, 1/18/11	2,250,000	2,352
Citigroup, 6.625%, 6/15/32	3,000,000	3,240
Clorox, 4.20%, 1/15/10	600,000	575
Coca Cola Bottling, 5.00%, 6/15/16	5,000,000	4,598
Comcast Cable Communications, 6.75%, 1/30/11	1,750,000	1,822
Consolidated Edison Company of New York, 5.375%, 12/15/15	1,625,000	1,603
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,410
Countrywide Home Loans, 4.125%, 9/15/09	1,500,000	1,435
Cox Communications, 7.125%, 10/1/12	1,850,000	1,942
Credit Suisse First Boston (USA), 6.125%, 11/15/11	1,800,000	1,855
Credit Suisse First Boston (USA), 6.50%, 1/15/12	1,175,000	1,231
Credit Suisse First Boston (USA), 7.125%, 7/15/32	1,250,000	1,443
CRH America, 6.40%, 10/15/33	750,000	754
CVS, 4.00%, 9/15/09	500,000	478
DaimlerChrysler, 4.05%, 6/4/08	100,000	97
DaimlerChrysler, 6.50%, 11/15/13	2,000,000	2,034
DaimlerChrysler, 7.20%, 9/1/09	1,000,000	1,044
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	958
Devon Financing, 6.875%, 9/30/11	1,000,000	1,060
Dow Chemical, 5.97%, 1/15/09	740,000	753
Duke Capital, 7.50%, 10/1/09	1,000,000	1,060
Eksportfinans, 4.75%, 12/15/08	1,500,000	1,486
Enbridge, 4.90%, 3/1/15	500,000	477
Energy East, 6.75%, 9/15/33	1,000,000	1,051
Enron Oil & Gas, 6.50%, 12/1/07	4,000,000	4,055
EOP Operating, 6.80%, 1/15/09	1,350,000	1,393
Erac USA Finance, 8.00%, 1/15/11 (3)	2,500,000	2,733
ERP Operating, 6.95%, 3/2/11	710,000	752
Exelon Generation, 6.95%, 6/15/11	2,075,000	2,196
Federal Express, 9.95%, 8/15/06	500,000	508
Florida Power & Light, 5.95%, 10/1/33	400,000	398
Food Lion, 8.05%, 4/15/27	1,900,000	1,988
Fortune Brands, 5.125%, 1/15/11	605,000	592
FPL Group Capital, 7.625%, 9/15/06	100,000	101
France Telecom, 7.75%, 3/1/11 (5)	1,590,000	1,736
GE, 5.00%, 2/1/13	850,000	828
GE Capital, 3.125%, 4/1/09	6,000,000	5,650
GE Capital, 5.45%, 1/15/13	3,250,000	3,241
GE Global Insurance, 7.75%, 6/15/30	100,000	119
Genentech, 4.40%, 7/15/10	180,000	174
Georgia Power, 5.25%, 12/15/15	2,000,000	1,960
Golden West Financial Corporation, 4.125%, 8/15/07	100,000	99
Goldman Sachs, 5.15%, 1/15/14	1,200,000	1,155
Goldman Sachs, 6.60%, 1/15/12	4,000,000	4,199
Goldman Sachs Capital I, 6.345%, 2/15/34	900,000	887
Halliburton, 5.50%, 10/15/10	1,000,000	1,003
Harrah's Operating, 5.50%, 7/1/10	1,250,000	1,236
Hartford Life Global Funding Trust, 5.20%, 2/15/11	925,000	915
Hewlett Packard, 5.50%, 7/1/07	1,000,000	1,003
Home Depot, 5.40%, 3/1/16	1,025,000	1,014
Hospira, 4.95%, 6/15/09	750,000	735
Household Finance, 6.375%, 10/15/11	3,200,000	3,320
HSBC Bank, 3.875%, 9/15/09	100,000	96
HSBC Bank USA, 5.875%, 11/1/34	1,950,000	1,906
HSBC Holdings, 5.25%, 12/12/12	2,250,000	2,208
Hutchison Whampoa, 6.50%, 2/13/13 (3)	1,100,000	1,130
Hydro Quebec, 8.40%, 1/15/22	200,000	260
IBM, 3.80%, 2/1/08	625,000	609
IBM, 5.875%, 11/29/32	1,500,000	1,484
IBM, 6.45%, 8/1/07	500,000	508
IBM, 6.50%, 1/15/28	100,000	106
ING Capital Funding Trust III, 8.439%, 12/31/49
(Tender 12/31/10)	1,000,000	1,113
International Lease Finance, 4.875%, 9/1/10	2,500,000	2,434
iStar Financial, 6.05%, 4/15/15	500,000	498
Jefferies Group, 6.25%, 1/15/36	250,000	236
Jefferson-Pilot Capital Trust, 8.14%, 1/15/46 (3)	1,500,000	1,579
John Deere Capital, 4.375%, 3/14/08	1,000,000	983
John Deere Capital, 4.625%, 4/15/09	1,000,000	980
JPMorgan Chase, 4.875%, 3/15/14	3,800,000	3,605
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,211
JPMorgan Chase, 6.75%, 2/1/11	2,500,000	2,631
Kimberly-Clark, 6.375%, 1/1/28	5,000,000	5,448
Kinder Morgan, 5.70%, 1/5/16	1,000,000	974
Kinder Morgan, 7.25%, 3/1/28	100,000	107
Kraft Foods, 5.625%, 11/1/11	1,000,000	1,001
Kroger, 8.05%, 2/1/10	2,500,000	2,695
Lehman Brothers, 3.95%, 11/10/09	1,000,000	954
Lehman Brothers, 4.80%, 3/13/14	1,525,000	1,448
Lennar, 5.60%, 5/31/15	500,000	475
Lockheed Martin, 7.65%, 5/1/16	1,000,000	1,146
Lowes Companies, 5.00%, 10/15/15	1,000,000	966
Lubrizol, 5.50%, 10/1/14	1,000,000	967
M & I Marshall & Ilsley Bank, 4.85%, 6/16/15	1,000,000	949
Manufacturers and Traders Trust, 5.585%, 12/28/20	1,834,000	1,770
Masco, 4.80%, 6/15/15	1,000,000	904
May Department Stores, 5.75%, 7/15/14	1,500,000	1,495
Mcdonnell Douglas, 6.875%, 11/1/06	100,000	101
Medtronic, 4.375%, 9/15/10	550,000	528
Mellon Funding, 5.00%, 12/1/14	1,000,000	961
Merrill Lynch, 4.125%, 1/15/09	500,000	486
Merrill Lynch, 5.00%, 1/15/15	1,500,000	1,437
Merrill Lynch, 6.50%, 7/15/18	1,000,000	1,062
Merrill Lynch, 6.75%, 6/1/28	1,700,000	1,837
MidAmerican Energy, 6.125%, 4/1/36 (3)	820,000	803
Morgan Stanley, 6.75%, 4/15/11	100,000	106
Morgan Stanley, 6.875%, 3/1/07	2,500,000	2,531
Motorola, 8.00%, 11/1/11	1,000,000	1,118
National Rural Utilities, 7.25%, 3/1/12	1,600,000	1,732
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	106
Newmont Mining, 5.875%, 4/1/35	350,000	328
News America, 6.20%, 12/15/34	1,000,000	935
News America Holdings, 9.25%, 2/1/13	1,090,000	1,282
Noram Energy, 6.50%, 2/1/08	521,000	530
Norfolk Southern, 5.257%, 9/17/14	750,000	734
Norfolk Southern, 5.64%, 5/17/29	481,000	455
Norfolk Southern, 7.80%, 5/15/27	19,000	23
Northrop Grumman, 7.125%, 2/15/11	750,000	798
Northrop Grumman, 7.875%, 3/1/26	500,000	599
Norwest Corporation, 6.55%, 12/1/06	100,000	101
NYNEX, 9.55%, 5/1/10	403,408	433
Oracle, 5.00%, 1/15/11 (3)	1,300,000	1,268
Pacific Gas & Electric, 3.60%, 3/1/09	500,000	476
Pacific Gas & Electric, 4.80%, 3/1/14	1,000,000	946
Panhandle Eastern Pipeline, 4.80%, 8/15/08	335,000	329
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (3)	875,000	850
Pemex Project Funding Master Trust, 7.375%, 12/15/14	2,500,000	2,678
Pemex Project Funding Master Trust, 9.125%, 10/13/10	100,000	112
Pepsi Co, 5.75%, 1/15/08	1,000,000	1,009
Petro Canada, 5.95%, 5/15/35	1,000,000	960
Petrobras International, 9.875%, 5/9/08	750,000	810
Pfizer, 4.65%, 3/1/18	740,000	680
Pharmacia, 5.875%, 12/1/08 (5)	100,000	101
Phillips Petroleum, 7.00%, 3/30/29	4,000,000	4,537
PNC Funding, 5.125%, 12/14/10	1,075,000	1,063
PNC Funding, 5.25%, 11/15/15	1,000,000	969
PPL Energy Supply, 6.40%, 11/1/11	940,000	969
Procter & Gamble, 4.85%, 12/15/15	500,000	478
Procter & Gamble, 4.95%, 8/15/14	1,625,000	1,575
Progress Energy, 7.10%, 3/1/11	1,200,000	1,272
Prudential Financial, 5.40%, 6/13/35	1,000,000	908
Public Service Company of Colorado, 7.875%, 10/1/12	940,000	1,060
Pulte Homes, 5.20%, 2/15/15	750,000	691
Raytheon, 6.55%, 3/15/10	200,000	207
Reckson Operating, 6.00%, 3/31/16	500,000	495
Royal Bank of Canada, 3.875%, 5/4/09	350,000	336
Royal Bank of Scotland Group, 4.70%, 7/3/18	1,000,000	916
Royal Bank of Scotland Group, 5.00%, 10/1/14	1,000,000	963
Ryland Group, 5.375%, 1/15/15	500,000	458
Safeco, 4.875%, 2/1/10	750,000	732
Safeway, 7.50%, 9/15/09	100,000	105
SBC Communications, 5.10%, 9/15/14	4,100,000	3,895
SBC Communications, 6.25%, 3/15/11	1,100,000	1,126
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,032
SLM Corporation, 5.625%, 8/1/33	1,500,000	1,416
SLM Corporation, 4.00%, 1/15/09	1,000,000	964
Southern California Edison, 4.65%, 4/1/15	500,000	467
Southern California Edison, 6.00%, 1/15/34	1,000,000	990
Southern California Gas, 5.75%, 11/15/35	680,000	661
Southwest Airlines, 6.50%, 3/1/12	1,750,000	1,806
Sovereign Bancorp, 4.80%, 9/1/10 (3)	750,000	724
Sprint Capital, 6.875%, 11/15/28	1,600,000	1,660
Sprint Capital, 6.90%, 5/1/19	2,600,000	2,767
St. Paul Travelers Companies, 5.75%, 3/15/07	1,525,000	1,530
State Street, 7.65%, 6/15/10	1,000,000	1,082
Sumitomo Mitsui Bank, 8.00%, 6/15/12	2,100,000	2,357
Sunoco, 4.875%, 10/15/14	750,000	708
Suntrust Banks, 7.75%, 5/1/10	1,600,000	1,737
Synovus Financial, 4.875%, 2/15/13	390,000	372
Target, 5.375%, 6/15/09	2,000,000	2,010
Telecom Italia Capital, 5.25%, 11/15/13	2,000,000	1,891
Telefonos de Mexico, 4.75%, 1/27/10	415,000	401
Telefonos de Mexico, 5.50%, 1/27/15	1,000,000	952
Telus, 7.50%, 6/1/07	400,000	409
Telus, 8.00%, 6/1/11	600,000	662
THOMSON Multimedia, 6.20%, 1/5/12	1,400,000	1,445
Time Warner, 6.875%, 6/15/18	1,000,000	1,036
Time Warner, 7.48%, 1/15/08	1,600,000	1,649
Transocean, 7.50%, 4/15/31	900,000	1,060
U.S. Bancorp, 4.50%, 7/29/10	1,450,000	1,402
U.S. Bancorp, 6.875%, 9/15/07	200,000	204
Unilever Capital, 7.125%, 11/1/10	430,000	457
Union Pacific, 6.50%, 4/15/12	2,000,000	2,095
United Health Group, 3.75%, 2/10/09	1,000,000	959
United Technologies, 5.40%, 5/1/35	340,000	322
Verizon Communications, 5.55%, 2/15/16	2,100,000	2,025
Verizon Global Funding, 6.875%, 6/15/12	130,000	136
Verizon Global Funding, 7.75%, 12/1/30	2,500,000	2,755
Virginia Electric & Power, 6.00%, 1/15/36	875,000	828
Virginia Electric & Power, 4.75%, 3/1/13	100,000	94
Vodafone Group, 5.375%, 1/30/15	600,000	577
Wachovia Bank, 4.875%, 2/1/15	3,600,000	3,406
Wal-Mart, 6.875%, 8/10/09	2,050,000	2,148
Wal-Mart Stores, 5.25%, 9/1/35	1,250,000	1,130
Washington Mutual, 4.375%, 1/15/08	1,250,000	1,230
Wellpoint, 5.00%, 1/15/11	660,000	645
Wells Fargo, 4.20%, 1/15/10	1,000,000	961
Wells Fargo Bank, 6.45%, 2/1/11	100,000	105
Wells Fargo Financial, 5.50%, 8/1/12	2,000,000	2,005
Weyerhaeuser, 5.95%, 11/1/08	750,000	757
Willamette Industries, 7.85%, 7/1/26	1,000,000	1,103
WMX Technologies, 7.00%, 10/15/06	200,000	202
World Savings Bank, F.S.B., 4.125%, 12/15/09	750,000	720
XTO Energy, 4.90%, 2/1/14	1,000,000	947
Yum! Brands, 7.70%, 7/1/12	700,000	762
Total Corporate Bonds (Cost $287,772)		282,917
ASSET-BACKED SECURITIES 0.1%
California Infrastructure PG&E
Series 1997-1, Class A7
6.42%, 9/25/08	24,415	25
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	345,000	342
New Century Home Equity Loan Trust
Series 2005-A, Class A6
4.95%, 8/25/35 (4)	1,350,000	1,281
Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	450,000	471
Total Asset-Backed Securities (Cost $2,211)		2,119
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.7%
Bank of America Mortgage Securities, CMO
Series 2004-I, Class 3A2
4.93%, 10/25/34 (4)	789,817	773
DLJ Commercial Mortgage, CMO
Series 1999-CG2, Class A1B
7.30%, 6/10/32	2,850,000	2,989
GMAC Commercial Mortgage Securities, CMO
Series 2001-C2, Class A2
6.70%, 4/15/34	4,200,000	4,417
Greenwich Capital Commercial Funding, CMO
Series 2004-GG1A, Class A2
3.835%, 6/10/36	1,311,313	1,280
JPMorgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIBC, Class A3
6.26%, 3/15/33	2,325,000	2,393
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C2, Class A2
3.246%, 3/15/29	2,625,000	2,476
Morgan Stanley Dean Witter Capital, CMO
Series 2002-TOP7, Class A2
5.98%, 1/15/39	2,800,000	2,856
Total Non-U.S. Government Mortgage-Backed Securities (Cost $18,040)		17,184
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.7%
U.S. Government Agency Obligations 2.1%
Federal Home Loan Mortgage
4.50%, 9/1/35	5,284,118	4,889
5.50%, 3/1/18 - 12/1/18	2,184,405	2,174
6.00%, 9/1/17 - 12/1/33	799,355	804
6.50%, 11/1/09 - 8/1/32	346,490	354
7.00%, 6/1/32	450,303	463
Federal Home Loan Mortgage, CMO
3.50%, 4/15/17	97,082	96
6.00%, 12/15/08	73,207	73
Federal National Mortgage Assn.
4.00%, 5/1/19	301,845	283
4.50%, 5/1/18 - 9/1/34	20,507,165	19,401
5.00%, 4/1/18 - 7/1/35	581,043	564
5.50%, 1/1/17 - 4/1/34	10,338,914	10,169
6.00%, 8/1/14 - 11/1/34	12,241,799	12,262
6.50%, 5/1/14 - 12/1/32	1,027,089	1,051
7.00%, 9/1/25 - 4/1/32	439,543	453
7.50%, 9/1/26	4,803	5
8.00%, 8/1/24 - 7/1/26	28,564	30
Federal National Mortgage Assn., CMO, 6.00%, 10/25/08	1,849,899	1,857
U.S. Department of Veteran Affairs, CMO, 9.60%, 3/15/25 (4)	137,405	146
		55,074
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
5.00%, 9/20/33	2,062,584	2,001
5.50%, 2/20/34 - 8/15/35	3,218,841	3,183
6.00%, 11/15/08 – 1/20/35	3,222,165	3,257
6.50%, 9/15/08 - 4/15/29	417,259	433
7.00%, 12/15/23 – 3/15/31	844,141	881
7.50%, 9/15/22 - 1/15/27	480,224	507
8.00%, 11/15/17 - 11/15/25	379,366	399
8.50%, 6/15/08 - 6/20/26	283,393	303
9.00%, 2/15 - 6/20/20	84,507	91
9.50%, 8/15/09 - 8/20/22	63,340	69
10.00%, 11/15/09 - 1/20/22	4,305	5
11.00%, 3/15/10 – 1/15/16	102,374	111
11.50%, 3/15/10 – 3/15/16	135,254	147
Government National Mortgage Assn., TBA, 6.50%, 1/1/36	482,000	499
Government National Mortgage Assn., ARM, 4.75%, 8/20/23	10,579	11
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	5,000,000	4,914
		16,811
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $73,535)		71,885
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE- BACKED) 15.3%
U.S. Government Agency Obligations 4.7%
Federal Farm Credit Banks, 5.75%, 1/18/11	1,930,000	1,975
Federal Home Loan Bank, 3.25%, 12/17/07 (1)	10,000,000	9,697
Federal Home Loan Bank, 3.375%, 2/23/07 (1)	4,000,000	3,942
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	7,000,000	7,024
Federal Home Loan Bank, 5.75%, 5/15/12	6,375,000	6,561
Federal Home Loan Mortgage, 2.75%, 3/15/08 (1)	150,000	143
Federal Home Loan Mortgage, 2.875%, 5/15/07 (1)	5,000,000	4,882
Federal Home Loan Mortgage, 4.00%, 8/17/07 (1)	8,000,000	7,881
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	5,000,000	4,789
Federal Home Loan Mortgage, 4.50%, 1/15/14 (1)	310,000	296
Federal Home Loan Mortgage, 4.50%, 1/15/15 (1)	4,000,000	3,813
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	582,000	580
Federal Home Loan Mortgage, 6.625%, 9/15/09 (1)	22,500,000	23,549
Federal National Mortgage Assn., 3.25%, 11/15/07 (1)	175,000	170
Federal National Mortgage Assn., 5.00%, 1/15/07 (1)	50,000	50
Federal National Mortgage Assn., 5.25%, 4/15/07 (1)	5,000,000	5,007
Federal National Mortgage Assn., 5.25%, 8/1/12 (1)	3,310,000	3,280
Federal National Mortgage Assn., 6.00%, 5/15/08 (1)	12,500,000	12,721
Federal National Mortgage Assn., 6.375%, 6/15/09 (1)	13,200,000	13,685
Federal National Mortgage Assn., 6.47%, 9/25/12	3,000,000	3,199
Federal National Mortgage Assn., 6.625%, 9/15/09 (1)	7,500,000	7,852
Tennessee Valley Auth., 6.25%, 12/15/17	1,975,000	2,125
		123,221
U.S. Treasury Obligations 10.6%
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	21,475,000	24,344
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	575,000	672
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	16,000,000	18,895
U.S. Treasury Bonds, 7.125%, 2/15/23 (1)	6,650,000	8,174
U.S. Treasury Bonds, 7.25%, 5/15/16 (1)	9,000,000	10,642
U.S. Treasury Bonds, 8.125%, 8/15/19 (1)	25,700,000	33,338
U.S. Treasury Bonds, 8.75%, 5/15/20 (1)	1,000,000	1,370
U.S. Treasury Bonds, 9.25%, 2/15/16 (1)	3,000,000	4,006
U.S. Treasury Bonds, 13.875%, 5/15/11 (1)	190,000	192
U.S. Treasury Notes, 3.00%, 11/15/07 (1)	14,700,000	14,273
U.S. Treasury Notes, 3.125%, 5/15/07 (1)	18,000,000	17,654
U.S. Treasury Notes, 3.25%, 8/15/07 (1)	6,500,000	6,360
U.S. Treasury Notes, 3.375%, 2/28/07 (1)	15,200,000	14,993
U.S. Treasury Notes, 3.375%, 2/15/08 (1)	31,000,000	30,196
U.S. Treasury Notes, 3.50%, 5/31/07 (1)	7,500,000	7,382
U.S. Treasury Notes, 4.00%, 3/15/10 (1)	18,025,000	17,496
U.S. Treasury Notes, 4.00%, 4/15/10 (1)	550,000	533
U.S. Treasury Notes, 4.00%, 2/15/15 (1)	23,700,000	22,208
U.S. Treasury Notes, 4.25%, 8/15/14 (1)	2,850,000	2,727
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	8,000,000	7,644
U.S. Treasury Notes, 4.25%, 8/15/15 (1)	1,000,000	952
U.S. Treasury Notes, 4.375%, 5/15/07 (1)	8,300,000	8,253
U.S. Treasury Notes, 4.375%, 11/15/08 (1)	15,000,000	14,831
U.S. Treasury Notes, 4.75%, 11/15/08 (1)	13,119,000	13,092
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	385,000	388
		280,615
Total U.S. Government Agency Obligations (Excluding Mortgage- Backed)
(Cost $409,792)		403,836
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.3%
Asian Development Bank, 4.875%, 2/5/07	200,000	200
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,092
Canada Mortgage & Housing, 2.95%, 6/2/08	1,500,000	1,435
Canada Mortgage & Housing, 4.80%, 10/1/10 (1)	1,500,000	1,475
European Investment Bank, 2.70%, 4/20/07	500,000	488
European Investment Bank, 3.375%, 3/16/09	2,600,000	2,489
European Investment Bank, 3.375%, 6/12/13	1,000,000	904
European Investment Bank, 4.125%, 9/15/10	750,000	720
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	486
Government of Malaysia, 7.50%, 7/15/11	420,000	457
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,152
International Bank For Reconstruction & Dev., 7.625%, 1/19/23	1,800,000	2,284
Inter-American Dev. Bank, 6.375%, 10/22/07	1,100,000	1,123
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	1,500,000	1,429
Kreditanstalt Fur Wiederaufbau, 4.25%, 6/15/10	2,000,000	1,934
Province of Manitoba, 7.50%, 2/22/10 (1)	5,600,000	6,048
Province of Ontario, 5.50%, 10/1/08 (1)	2,850,000	2,874
Republic of Chile, 5.50%, 1/15/13 (1)	115,000	115
Republic of Italy, 3.25%, 5/15/09 (1)	1,000,000	947
Republic of Italy, 3.75%, 12/14/07	3,000,000	2,937
Republic of Italy, 4.50%, 1/21/15	330,000	311
Republic of Italy, 5.375%, 6/15/33 (1)	330,000	317
Republic of Korea, 8.875%, 4/15/08 (1)	424,000	457
Republic of South Africa, 6.50%, 6/2/14 (1)	250,000	262
United Mexican States, 7.50%, 1/14/12	2,000,000	2,164
Total Foreign Government Obligations & Municipalities (Cost $33,938)		34,100
BOND MUTUAL FUNDS 3.2%
T. Rowe Price Institutional High Yield Fund 7.28% (6)(7)	8,269,772	84,103
Total Bond Mutual Funds (Cost $86,297)		84,103
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Reserve Investment Fund, 4.71% (7)(8)	23,194,329	23,194
Total Short-Term Investments (Cost $23,194)		23,194
SECURITIES LENDING COLLATERAL 20.7%
MONEY MARKET POOLED ACCOUNT 3.2%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.741% (8)	84,654,369	84,655
		84,655
MONEY MARKET TRUST 17.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securites Lending Quality Trust units, 4.663% (8)	461,332,266	461,332
Total Securities Lending Collateral (Cost $545,987)		545,987
Total Investments in Securities
120.5% of Net Assets (Cost $2,524,045)		$ 3,171,929

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,630 and represents 0.4% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(6)	SEC Yield
(7)	Affiliated company - see Note 4
(8)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $499 (0.0% of net assets) at period end; see Note 2
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $529,211,000; aggregate collateral consisted of $545,987,000 in money market pooled accounts and U.S. government securities valued at $2,241,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $2,524,045,000. Net unrealized gain aggregated $647,877,000 at period-end, of which $701,114,000 related to appreciated investments and $53,237,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,315,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $23,194,000 and $938,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended March 31, 2006, purchases and sales of High Yield Fund were $9,719,000 and $0, respectively. Investment income during the period was $1,503,000 At March 31, 2006 and December 31, 2005 the value of shares of High Yield Fund held were $84,103,000 and $74,141,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006